RESTATED AND AMENDED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
RESTATED AND AMENDED FINANCIAL STATEMENTS

The consolidated financial statements as at and for the year ended December 31, 2018 have been amended to correct for errors related to:

The US convertible promissory notes (the “Bonds”) issued in fiscal 2018 and outstanding as at December 31, 2018. In the 2018 annual financial statements, the Company classified the Bonds as compound instruments and recognized a liability component and an equity component related to the conversion feature of the Bonds. Under IAS 39, since the Bonds are denominated in US dollars which is not the functional currency of the Company, the conversion feature embedded in the Bonds should have been classified as a derivative liability. The overall instrument should have been classified as a financial liability and an embedded derivative conversion feature instead of a compound instrument as originally reported.

Amended and restated consolidated statement of financial position:

	As at December 31, 2018
	Previously Reported	Adjustments	As Restated
	$	$	$

Deferred loss on derivatives	—	951,792	951,792
Derivative Liability	—	733,339	733,339
Convertible Promissory Notes – Current	636,890	(611,349)	25,541
Convertible Promissory Notes Payable – Non-Current	11,961	(11,961)	—
Promissory Notes	—	209,755	209,755
Share Capital	6,047,999	32,152	6,080,151
Retained Earnings	(6,298,936)	599,857	(5,699,079)

Amended and restated consolidated statement of comprehensive loss:

	Year ended December 31, 2018
	Previously Reported	Adjustments	As Restated
	$	$	$

Accounting, Audit, and Legal	100,144	(17,669)	82,475
Accretion Expense	—	7,039	7,039
Interest and Bank Charges	189,375	9,283	198,658
Foreign Exchange (Loss) Gain	(26,711)	64,393	37,682
Change in Fair Value on Derivative Instruments	—	534,118	534,118
Loss per share, basic and diluted	$0.01		$0.01

Amended and restated consolidated statement of cash flows:

	Year ended December 31, 2018
	Previously Reported	Adjustment	As Restated
	$	$	$

Net Loss for the Year	(1,122,820)	599,857	(522,963)

Non-Cash Items
Change in Fair Value on Derivative Instruments	—	(534,118)	(534,118)
Accrued Interest on Convertible Promissory Notes	—	195,412	195,412
Accretion Expenses	—	7,039	7,039
Original Issue Discounts on Promissory Notes	36,653	(36,653)	—
Unrealized Foreign Exchange (Gain) Loss	58,346	(136,196)	(77,850)
Fees and Interest on Convertible Promissory Notes	186,128	(186,128)	—
Change in Non-Cash Working Capital Accounts	104,828	(1)	104,827
Net Proceeds on Issuance of Promissory Notes	686,590	108,457	795,047

The material impact of the correction on the audited consolidated financial statements for the year ended 2018 related to the Bonds was to increase the derivative assets by $951,792, increase the fair value of the derivative liabilities by $733,339, decrease the fair value of the Bonds by $413,556, increase the share capital by $32,152, and decrease deficit by $599,857.